Pledged Assets and Collateral	12 Months Ended
Dec. 31, 2023
Financial Instruments Pledged as Collateral [Abstract]
Pledged Assets and Collateral

Note 19: Pledged Assets and Collateral
Pledged Assets
We pledge financial assets that we own to counterparties for the collateralization of securities and other collateralized financing activities, to secure trust and public deposits, and to collateralize derivative contracts. See Note 18 (Securities and Other Collateralized Financing Activities) for additional information on securities financing activities. As part of our liquidity management strategy, we may also pledge assets to secure borrowings and letters of credit from Federal Home Loan Banks (FHLBs), to maintain potential borrowing capacity at discount windows with the Board of Governors of the Federal Reserve System (FRB) and FHLBs, and for other purposes as required or permitted by law or insurance statutory requirements. The collateral that we pledge may include our own collateral as well as collateral that we have received from third parties and have the right to repledge.
Table 19.1 provides the carrying values of assets recognized on our consolidated balance sheet that we have pledged to third parties. Assets pledged in transactions where our counterparty has the right to sell or repledge those assets are presented parenthetically on our consolidated balance sheet.

VIE RELATED We also pledge assets in connection with various types of transactions entered into with VIEs, which are excluded from Table 19.1. These pledged assets can only be used to settle the liabilities of those entities. We also have loans recorded on our consolidated balance sheet which represent certain delinquent loans that are eligible for repurchase from GNMA loan securitizations. See Note 16 (Securitizations and Variable Interest Entities) for additional information on consolidated and unconsolidated VIE assets.
Table 19.1: Pledged Assets

(in millions)	Dec 31, 2023	Dec 31, 2022
Pledged to counterparties that had the right to sell or repledge:
Debt securities:
Trading	$62,537	26,932
Available-for-sale	5,055	—
Equity securities	2,683	747
All other assets	495	784
Total assets pledged to counterparties that had the right to sell or repledge	70,770	28,463
Pledged to counterparties that did not have the right to sell or repledge:
Debt securities:
Trading	2,757	1,129
Available-for-sale	64,511	50,465
Held-to-maturity	246,218	17,477
Loans	445,092	343,289
Equity securities	1,502	871
All other assets	1,195	223
Total assets pledged to counterparties that did not have the right to sell or repledge	761,275	413,454
Total pledged assets	$832,045	441,917
Collateral Accepted
We receive financial assets as collateral that we are permitted to sell or repledge. This collateral is obtained in connection with securities purchased under resale agreements and securities borrowing transactions, customer margin loans, and derivative contracts. We may use this collateral in connection with securities sold under repurchase agreements and securities lending transactions, derivative contracts, and short sales. At December 31, 2023 and 2022, the fair value of this collateral received that we have the right to sell or repledge was $216.6 billion and $136.6 billion, respectively, of which $103.3 billion and $59.1 billion, respectively, were sold or repledged.